EQUITY INCOME (LOSS) OF AFFILIATES	12 Months Ended
Dec. 31, 2013
Equity Method Investments And Joint Ventures [Abstract]
EQUITY INCOME (LOSS) OF AFFILIATES

NOTE 10 EQUITY INCOME (LOSS) OF AFFILIATES

	Years Ended December 31,
	2013	2012	2011
Minera La Zanja S.R.L.	$19	$18	$52
Euronimba Ltd.	(25)	(69)	(41)
Novo Resources Corporation	1	—	—

	$(5)	$(51)	$11

Minera La Zanja S.R.L.

Newmont holds a 46.94% interest in Minera La Zanja, S.R.L. (“La Zanja”), a gold project near the city of Cajamarca, Peru. The remaining interest is held by Compañia de Minas Buenaventura, S.A.A. (“Buenaventura”). The mine commenced operations in September 2011 and is operated by Buenaventura.

Euronimba Ltd.

Newmont holds a 43.50% interest in Euronimba Ltd. (“Euronimba”), with the remaining interests held by BHP Billiton (43.50%) and Areva (13%). Euronimba owns 95% of the Nimba iron ore project located in the Republic of Guinea which is in the early stages of development.

Novo Resources Corporation

In September 2013, the Company purchased a 35.7% share of Novo Resources Corporation (“Novo”) for approximately $16. Subsequently, in December 2013, Novo issued additional shares for the exercise of warrants and stock options which reduced Newmont’s ownership to 32%. Novo owns a majority of the Beaton’s Creek discovery with Millennium Minerals in the Pilbara region of Western Australia.